SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

On November 18, 2013, the shareholders resolved to increase the authorized share capital of the Company to 120,000,000 ordinary shares with a par value of ILS 0.01 each. The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.	Private placement

On December 3, 2015 (the “Effective date”), the Company completed a private placement of 4,436,898 ordinary shares for gross proceeds of $10,125 pursuant to a Securities Purchase Agreement (the “SPA”) with two investors. The purchase price per share was $2.282 per share, which was the average closing price of an ordinary share on the Nasdaq Global Select Market for the 30 trading days ending on December 1, 2015. According to the terms in the SPA, on September 1, 2016, the per share purchase price was adjusted downward to a price per share of $1.939, and the Company issued to the two investors 782,981 additional ordinary shares for no additional consideration.

On November 30, 2015, the Company entered into Registration Rights Agreement (the "Agreement") with the two investors, pursuant to which the Company shall use its commercially reasonable efforts in order to file a registration statement on Form F-3 for the resale of the aforesaid Ordinary shares issued within timeframe as detailed in the Agreement. The registration statement was declared effective on March 31, 2016. The Company also agreed to other customary obligations regarding registration, including indemnification and maintenance of the applicable registration statement.

c.	Stock Options, Restricted Stock Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2016, there were 7,719,995 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based stock options for the year ended December 31, 2016:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	5,467,337	$5.30	3.17	$1,709
Granted	2,248,000	$1.94
Exercised	(200)	$2.00
Cancelled	(2,360,917)	$4.97

Outstanding at December 31, 2016	5,354,220	$4.04	2.82	$549

Exercisable at December 31, 2016	1,552,014	$7.88	1.43	$6

Vested and expected to vest at December 31, 2016	4,299,107	$4.57	2.57	$316

The weighted-average grant-date fair value of options granted during the years ended December 31, 2014, 2015 and 2016 was $4.49, $1.14 and $0.64, respectively.

The aggregate intrinsic value of the outstanding stock options at December 31, 2016, represents the intrinsic value of 1,262,969 outstanding options that were in-the-money as of such date. The remaining 4,091,251 outstanding options were out-of-the-money as of December 31, 2016, and their intrinsic value was considered as zero. Total intrinsic value of options exercised during the years ended December 31, 2015 and 2016 was $9.0 and less than $1.0, respectively.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes the activities for the Company’s performance-based stock options for the year ended December 31, 2016:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	3,550,000	$2.38	4.93	$4,793
Cancelled	(2,033,334)	$2.28

Outstanding at December 31, 2016	1,516,666	$2.53	3.77	-

Exercisable at December 31, 2016	549,995	$2.51	3.48	-

Vested and expected to vest at December 31, 2016	1,174,535	$2.52	3.72	-

The performance based options’ vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.

The weighted-average grant-date fair value of performance-based options granted during the year ended December 31, 2015, was $0.90.

There is no aggregate intrinsic value of the outstanding performance-based options at 2016, since they were all are out-of-the-money as of such date.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable stock options under the Company's Stock Option Plan as of December 31, 2016:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.34-$2.00	1,504,493	4.28	$1.09	86,249	2.01	$1.88
$2.11-$2.52	2,200,166	3.47	$2.28	539,994	3.45	$2.26
$3.27-$3.77	1,917,666	2.70	$3.57	312,496	2.40	$3.61
$4.04-$6.93	312,521	1.21	$5.20	295,851	1.11	$5.22
$7.80-$9.14	141,875	1.03	$8.71	141,875	1.03	$8.71
$10.06-$11.94	668,540	1.46	$11.21	606,587	1.38	$11.24
$12.56-$13.54	125,625	0.46	$12.59	118,957	0.37	$12.58

	6,870,886	3.03	$3.70	2,102,009	1.97	$6.47

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2016:

	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2016	692,320	$12.64
Vested	(337,420)	$12.64
Cancelled	(27,900)	$12.64

Unvested at December 31, 2016	327,000	$12.64

Expected to vest after December 31, 2016	327,000	$12.64

RSUs expected to vest after December 31, 2016 were all vested on January 3, 2017.

The Company recognized share-based compensation expenses related to its stock-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$249	$247	$219
Research and development	2,058	804	708
Selling and marketing	1,940	1,397	1,907
General and administrative	9,302	4,290	4,010
Restructuring costs	220	-	-

Total	$13,769	$6,738	$6,844

Share-based compensation in discontinued operations	$(1,376)	$878	$42

As of December 31, 2016, there was $1,179 of unrecognized compensation cost related to outstanding stock options and RSUs, $182 related to outstanding warrants and $332 related to outstanding performance-based options. These amounts are expected to be recognized over a weighted-average period of 1.33 years related to outstanding stock options and RSUs, 1.99 years related to outstanding warrants and 1.25 years related to outstanding performance-based options. To the extent the actual forfeiture rate is different from what has been estimated, stock-based compensation related to these awards will differ from the initial expectations.

a.
In connection with the termination of one of the Company officers’ employment in 2014, the Company reached a settlement under which it accelerates 479,980 stock options upon termination. In accordance with ASC 718, "Compensation - Stock Compensation", the Company reversed expenses previously recorded in connection with the unvested stock options and remeasured the award as of the termination date. Total incremental expense incurred in connection with the acceleration amounted to approximately $4,800 and was included in general and administrative expenses in 2014.

b.
In connection with the restructuring in November 2014 (see Note 16), the Company accelerated 33,333 RSUs of one of its officers. Total incremental expense incurred in connection with the acceleration amounted to $220 and was included in restructuring charges.

c.
In connection with the Undertone acquisition, the Company granted warrants to purchase 200,000 ordinary shares, at a weighted average exercise price of $3.03 per share, to a third-party vendor that provides development services to Undertone. The weighted-average grant-date fair value of the warrants granted was $1.23. The total expense incurred in 2015 and 2016 was $2.0 and $62.0, respectively.